Concentration Risk Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Schedule of Revenue Concentration [Table Text Block]	The following table summarizes revenue from Federated's asset classes over the last three years:

	2011	2010	2009
Money market assets	46%	50%	65%
Equity assets	33%	31%	23%
Fixed-income assets	20%	18%	12%

Voluntary Fee Waivers [Table Text Block]
The impact of such fee waivers on various components of Federated's Consolidated Statements of Income was as follows for the years ended December 31:

in millions	2011	2010	2009
Revenue	$(320.7)	$(241.6)	$(120.6)
Distribution expense	(232.3)	(186.6)	(86.4)
Operating income	(88.4)	(55.0)	(34.2)
Noncontrolling interest	(6.5)	(1.0)	0
Pre-tax impact	$(81.9)	$(54.0)	$(34.2)